Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits (Textual)
Weighted average duration defined benefit obligation	22 years 7 months 6 days	21 years 9 months 18 days
Benefit plans interest rate	1.00%	1.00%	1.00%